Restatement of Previously Issued Unaudited Condensed Financial Statements - Schedule of Condensed Consolidated Statements of Cash Flows (Details) - USD ($)	3 Months Ended				6 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Net income (loss)	$ 30,221,108	$ (7,412,175)	$ (7,130,860)	$ (5,377,191)	$ 22,808,933	$ (12,508,051)
Non-cash transaction cost					3,647,526
Cash used in operating activities					(6,636,484)	$ (8,854,640)
Previously Reported [Member]
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Net income (loss)	32,521,108				25,108,933
Non-cash transaction cost					1,347,526
Cash used in operating activities					(6,636,484)
Adjustments [Member]
Schedule of Condensed Consolidated Statements of Cash Flows [Line Items]
Net income (loss)	$ (2,300,000)				(2,300,000)
Non-cash transaction cost					2,300,000
Cash used in operating activities